12. Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

11.	RELATED PARTY TRANSACTIONS

Accounts receivable due from the majority stockholder of the entity, included in accounts receivable – related party in the accompanying consolidated balance sheets was $0 and $4,506 as of June 30, 2018 and September 30, 2017, respectively.

Management fees paid to the majority stockholder of the entity, included as management fees - related party in the accompanying consolidated statements of operations were $56,250 and $50,000 for three months ended June 30, 2018 and 2017, respectively $147,250 and $153,000 for the nine months ended June 30, 2018 and 2017, respectively.

A board member who is also a stockholder provided services to the Company. Expenses for these services totaled $0 for the three months ended June 30, 2018 and 2017, respectively and $0 and $9,000 respectively, for the nine months ended June 30, 2018 and 2017 and were included as general and administrative expenses in the accompanying consolidated statements of operations.

Included in professional fees were consulting fees paid to a related party as a condition to the TMN acquisition. Two agreements require certain services at a fixed fee of $16,500 per month, per agreement, commencing on November 1, 2015 with a 90-day termination clause. One agreement requires certain services at a fixed fee of $3,500 per month, commencing on November 1, 2015 with a 90-day termination clause. $60,000 and $109,500 in professional fees were paid under these 3 agreements for the three months ended June 30, 2018 and June 30, 2017, and $180,000 and $225,600 nine months ended June 30, 2018 and March 31, 2017 respectively and were included as professional services in the accompanying consolidated statements of operations.

Accounts receivable due from the majority stockholder of the entity, included in accounts receivable – related party in the accompanying consolidated balance sheets was $4,506 as of September 30, 2017, and 2016.

Management fees paid to the majority stockholder of the entity, included as management fees - related party in the accompanying consolidated statements of operations were $200,000 and $213,333 for fiscal 2017, and 2016.

During the year ended September 30, 2016, a board member who is also a stockholder provided services to the Company. Expenses for these services totaled $49,000 and were included as general and administrative expenses in the accompanying consolidated statement of operations. There were no associated expenses during 2017.

On July 31, 2017, the Company entered into a Promissory Note Payable with Fourly Enterprises, LLC (“Fourly”) in the amount of $50,000. The interest rate on the note is 20%. The note matures on August 16, 2018. Fourly is owned by the majority stockholder of the Company. The outstanding balance was $46,461 at September 30, 2017.